SCHEDULE OF FINANCIAL PERFORMANCE AND CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net sales	$ 98,773,000	$ 72,102,000	$ 42,554,000
Cost of goods sold	98,899,000	64,609,000	38,406,000
Gross (loss) profit	(126,000)	7,493,000	4,148,000
Other income	2,102,000	526,000	441,000
Administrative expenses	(10,755,000)	(12,576,000)	(3,382,000)
Finance costs	(1,240,000)	(138,000)	(4,000)
Loss before taxation	(10,576,000)	(1,834,000)	(809,000)
Gain on disposal of discontinued operations		10,430,000
Net income (loss) for the year from discontinued operations		(196,000)	(7,132,000)
Net cash generated from operating activities from discontinued operations	(15,483,000)	(8,522,000)	(2,296,000)
Net cash used in investing activities from discontinued operations	(2,589,000)	2,618,000	(1,558,000)
Net cash used in financing activities from discontinued operations	18,978,000	6,045,000	338,000
NET INCREASE (DECREASE) IN CASH AND BANK BALANCES	906,000	141,000	(3,516,000)
Financial performance [member]
IfrsStatementLineItems [Line Items]
Net sales		381	5,602
Cost of goods sold		1,067	6,129
Gross (loss) profit		(686)	(527)
Other income		807	2,117
Selling and distribution expenses		(215)	(879)
Administrative expenses		(61)	(7,623)
Finance costs		(41)	(220)
Loss before taxation		(196)	(7,132)
Gain on disposal of discontinued operations		10,430
Net income (loss) for the year from discontinued operations		10,233	(7,132)
Net cash generated from operating activities from discontinued operations		1,994	740
Net cash used in investing activities from discontinued operations
Net cash used in financing activities from discontinued operations		(2,020)	(2,126)
NET INCREASE (DECREASE) IN CASH AND BANK BALANCES		$ (26)	$ (1,386)